Financial Instruments and Risk Management - Schedule of Significant Financial Liabilities and Other Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 6,579,948	$ 4,510,757
Deposit payable	2,203,526	1,486,184
Lease liabilities	140,000	521,635
Mortgage payable		400,500
Loan payable	77,564	610,340
Total	9,001,038	7,529,416
Carrying Value [Member]
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities	6,579,948	4,510,757
Deposit payable	2,203,526	1,486,184
Lease liabilities	126,797	447,514
Mortgage payable		389,064
Loan payable	77,564	610,340
Total	8,987,835	7,443,859
Less than 1 year [Member]
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities	6,579,948	4,510,757
Deposit payable
Lease liabilities	60,000	151,286
Mortgage payable		400,500
Loan payable	77,564	253,630
Total	6,717,512	5,316,173
1-3 years [Member]
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities
Deposit payable	2,203,526	1,486,184
Lease liabilities	80,000	316,325
Mortgage payable
Loan payable		356,710
Total	2,283,526	2,159,219
4-5 years [Member]
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities
Deposit payable
Lease liabilities		54,024
Mortgage payable
Loan payable
Total		54,024
More than 5 years [Member]
Significant Financial Liabilities and Other Liabilities [Line Items]
Accounts payable and accrued liabilities
Deposit payable
Lease liabilities
Mortgage payable
Loan payable
Total